CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
OTHER INCOME (LOSS)
Interest income	$ 737	$ 1,146	$ 15,727
Litigation settlement	0	0	1,891,035
Gain (loss) on sale of marketable securities	0	(4,039)	7,373
Loss on impairment of marketable securities	(162,479)	(178,250)	(433,973)
Gain (loss) on sale of equipment	(11,350)	0	97,965
Write-down of property, plant and equipment (Note 7)	(6,921,531)	0	(71,166)
Gain (loss) on settlement of debt	(161,292)	340	8,089,095
Foreign currency gain (loss)	(15,755)	4,205	(33,769)
Net OTHER INCOME (LOSS)	(7,271,670)	(176,598)	9,562,287
EXPENSES
Corporate general and administrative	3,555,937	3,113,320	6,784,223
Exploration	883,739	1,116,339	940,122
Legal and accounting	666,241	512,344	1,490,716
Venezuelan operations	185,543	196,196	586,956
Arbitration (Note 3)	4,267,230	3,982,436	3,416,729
Equipment holding costs	864,173	913,913	1,037,600
Interest expense	7,186,237	5,425,264	5,331,042
Total EXPENSES	17,609,100	15,259,812	19,587,388
Net loss for the period	$ (24,880,770)	$ (15,436,410)	$ (10,025,101)
Net loss per share, basic and diluted	$ (0.33)	$ (0.21)	$ (0.16)
Weighted average common shares outstanding	76,061,770	74,255,484	61,377,173